Capital assets (Tables)	12 Months Ended
Dec. 31, 2020
Capital assets.
Schedule of changes in Vermilion's capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2020	2019
Balance at January 1	5,015,620	5,316,873
Acquisitions	24,430	38,472
Additions	352,481	486,677
Increase in right-of-use assets	5,245	12,348
Transfers from exploration and evaluation assets	—	27,918
Impairment	(1,682,344)	(46,056)
Depletion and depreciation	(517,734)	(657,863)
Changes in asset retirement obligations	(200,454)	(10,354)
Foreign exchange	109,860	(152,395)
Balance at December 31	3,107,104	5,015,620

Cost	9,863,537	9,604,933
Accumulated depletion, depreciation, and impairment	(6,756,433)	(4,589,313)
Carrying amount at December 31	3,107,104	5,015,620

Summary of carrying balance and depreciation charge relating to right-of-use assets

Right-of-use assets

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2020:

	As at Dec 31, 2020		As at Dec 31, 2019
($M)	Depreciation	Balance	Depreciation	Balance
Office space	9,835	49,134	9,745	53,777
Gas processing facilities	7,109	27,593	7,089	34,701
Oil storage facilities	2,738	15,231	2,633	16,803
Vehicles and equipment	3,608	8,035	3,209	10,327
Total	23,290	99,993	22,676	115,608

Schedule of benchmark price forecasts used to calculate the recoverable amounts

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
Brent Crude ($ US/bbl) (1)	50.75	55.00	58.50	61.79	62.95	64.13	65.33	66.56	67.81	69.17
Exchange rate (CAD/USD)	0.78	0.77	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
Brent Crude ($US/bbl) (1)	44.00	46.75	51.00	56.50	60.00	62.95	64.13	65.33	66.56	67.81
WTI Crude ($US/bbl) (1)	42.00	44.00	47.50	52.50	56.00	58.95	60.13	61.33	62.56	63.81
NBP (€/mmbtu) (1)	3.87	4.03	4.41	4.58	4.79	5.00	5.21	5.42	5.63	5.83
AECO Spot Gas ($/mmbtu) (1)	3.00	2.90	2.70	2.60	2.60	2.65	2.70	2.76	2.81	2.87
Exchange rate (CAD/USD)	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
Brent Crude ($US/bbl) (1)	43.50	48.00	51.50	56.50	60.00	62.95	64.13	65.33	66.56	67.81
WTI Crude ($US/bbl) (1)	41.00	44.00	47.50	52.50	56.00	58.95	60.13	61.33	62.56	63.81
NBP (€/mmbtu) (1)	2.75	4.25	4.75	5.25	5.75	6.00	6.25	6.50	6.75	7.00
AECO Spot Gas ($/mmbtu) (1)	2.10	2.35	2.40	2.45	2.55	2.65	2.70	2.76	2.81	2.87
Exchange rate (CAD/USD)	0.74	0.74	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
Brent Crude ($US/bbl) (1)	34.00	45.50	52.50	57.50	62.50	62.95	64.13	65.33	66.56	67.81
WTI Crude ($US/bbl) (1)	30.00	41.00	47.50	52.50	57.50	58.95	60.13	61.33	62.56	63.81
NBP (€/mmbtu) (1)	3.33	4.25	5.00	5.50	6.00	6.25	6.50	6.75	7.00	7.25
AECO Spot Gas ($/mmbtu) (1)	1.95	2.25	2.35	2.45	2.55	2.65	2.70	2.76	2.81	2.87
Exchange rate (CAD/USD)	0.72	0.73	0.74	0.74	0.75	0.75	0.75	0.75	0.75	0.75

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
NBP (€/mmbtu) (1)	5.58	5.51	5.54	5.65	5.77	5.88	6.00	6.12	6.24	6.37

Schedule of sensitivity impacts on impairment charges

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
France	Aquitaine Basin	—	—	12,556
France	Neocomian	—	5,582	12,241
Total		—	5,582	24,797

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
France	Neocomian	47,777	5,184	13,235

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
Australia	Australia	33,475	3,435	15,470
Germany	Germany Gas	10,177	1,370	2,818
Ireland	Ireland	26,061	9,198	19,208
Total		69,713	14,003	37,496

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
Australia	Australia	55,583	3,227	13,582
Canada	Saskatchewan	815,909	70,737	141,015
Canada	Drayton Valley Oil	364,879	13,204	23,582
France	Neocomian	22,758	8,576	13,609
Germany	Germany Gas	39,738	3,545	7,084
Ireland	Ireland	119,634	10,333	20,793
United States	United States	146,353	28,051	52,613
Total		1,564,854	137,673	272,278

CGU	Operating Segment	Impairment	1% increase in discount rate	5% decrease in pricing
Ireland	Ireland	46,055	14,749	28,598